SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net sales	¥ 286,347	¥ 71,527
Cost of goods sold	258,431	65,493
Gross profit (loss)	27,916	6,034
Other income	2,966	32	7,400
Administrative expenses	(22,757)	(15,975)	(7,551)
Finance costs	(25)	(51)	(75)
Other expenses	(42)	(34)
Loss before taxation	(5,441)	(20,166)	(226)
Loss for the year from discontinued operations	(47,994)	(69,675)	(192,836)
Total comprehensive loss from discontinued operations	(53,446)	(89,473)	(192,724)
Net cash generated from operating activities from discontinued operations	(15,452)	(8,123)	(313)
Net cash used in investing activities from discontinued operations	(10,490)	(1,279)	2,739
Net cash used in financing activities from discontinued operations	2,272	24,397	1,335
Net (decrease) increase in cash and cash equivalents from discontinued operations	(23,670)	14,995	3,761
Financial Performance [Member]
IfrsStatementLineItems [Line Items]
Net sales	37,696	144,743	182,989
Cost of goods sold	41,245	83,436	209,705
Gross profit (loss)	(3,549)	61,307	(26,716)
Other income	14,244	9,388	14,531
Selling and distribution expenses	(5,913)	(6,298)	(9,356)
Administrative expenses	(51,297)	(131,867)	(168,622)
Finance costs	(1,479)	(2,115)	(2,673)
Other expenses		(90)
Loss before taxation	(47,994)	(69,675)	(192,836)
Income tax expense
Loss for the year from discontinued operations	(47,994)	(69,675)	(192,836)
Total comprehensive loss from discontinued operations	(47,994)	(69,675)	(192,836)
Net cash generated from operating activities from discontinued operations	4,982	3,314	4,400
Net cash used in investing activities from discontinued operations
Net cash used in financing activities from discontinued operations	(14,303)	(14,303)	(14,136)
Net (decrease) increase in cash and cash equivalents from discontinued operations	¥ (9,321)	¥ (10,989)	¥ (9,736)